Stock Based Compensation Plans - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended					12 Months Ended
	May 31, 2016 Director SeniorOfficer Officer ExecutiveOfficer $ / shares shares	Apr. 30, 2016 SeniorOfficer Officer $ / shares shares	Nov. 30, 2015 Director $ / shares shares	Jul. 31, 2013 Director $ / shares shares	Jun. 30, 2011 Director SeniorVicePresident $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2014
Stock Option [Member]
Stock Options Outstanding [Roll Forward]
Granted (in shares)						0	0
Options, Additional Disclosures [Abstract]
Intrinsic value of options exercised | $						$ 1,000	$ 1,700
Weighted average remaining contractual term - options outstanding						5 years 8 months 12 days
Weighted average remaining contractual term - shares exercisable						5 years 3 months 18 days
Stock Option Awards and Restricted Stock Units [Member]
Fair Value Assumptions [Abstract]
Compensation expense | $						$ 291	$ 398
Estimated Future Compensation Expense [Abstract]
Estimated future compensation expense, 2020 | $						289
Estimated future compensation expense, 2021 | $						153
Estimated future compensation expense, 2022 | $						92
Estimated future compensation expense, 2023 | $						$ 31
April 2010 Stock Option Grants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ratio of conversion of shares								0.016472
Number of shares authorized (in shares)					247,080
April 2010 Stock Option Grants [Member] | Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		5 years	5 years	5 years	5 years
Award annual vesting		20.00%	20.00%	20.00%	20.00%
Term of award		10 years	10 years	10 years	10 years
Fair Value Assumptions [Abstract]
Risk free interest rate		1.60%	1.90%	2.00%	2.20%
Expected volatility rate		0.32%	0.23%	0.45%	0.45%
Expected life		7 years	7 years	7 years	7 years
Expected dividend yield		1.55%	1.40%	1.00%	1.49%
Weighted average fair value of options granted (in dollars per share) | $ / shares		$ 3.17	$ 2.56	$ 3.69	$ 2.29
April 2010 Stock Option Grants [Member] | Stock Option [Member] | Directors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock awards beneficiaries | Director			2	2	9
Stock Options Outstanding [Roll Forward]
Granted (in shares)			16,472	16,472	74,124
April 2010 Stock Option Grants [Member] | Stock Option [Member] | Senior Vice President [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock awards beneficiaries | SeniorVicePresident					4
April 2010 Stock Option Grants [Member] | Stock Option [Member] | Chief Executive Officer And Senior Vice President [Member]
Stock Options Outstanding [Roll Forward]
Granted (in shares)					123,540
April 2010 Stock Option Grants [Member] | Stock Option [Member] | Senior Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock awards beneficiaries | SeniorOfficer		1
April 2010 Stock Option Grants [Member] | Stock Option [Member] | Officers [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock awards beneficiaries | Officer		3
Stock Options Outstanding [Roll Forward]
Granted (in shares)		47,768
May 2016 Stock Option Grants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized (in shares)	263,605
May 2016 Stock Option Grants [Member] | Stock Option [Member] | Directors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock awards beneficiaries | Director	9
Stock Options Outstanding [Roll Forward]
Granted (in shares)	79,083
May 2016 Stock Option Grants [Member] | Stock Option [Member] | Senior Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock awards beneficiaries | SeniorOfficer	3
Fair Value Assumptions [Abstract]
Number of beneficiaries whose award vested upon retirement | SeniorOfficer	1
May 2016 Stock Option Grants [Member] | Stock Option [Member] | Officers [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock awards beneficiaries | Officer	13
Stock Options Outstanding [Roll Forward]
Granted (in shares)	44,812
May 2016 Stock Option Grants [Member] | Stock Option [Member] | Directors and Officers [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	5 years
Award annual vesting	20.00%
Term of award	10 years
Fair Value Assumptions [Abstract]
Risk free interest rate	1.60%
Expected volatility rate	0.32%
Expected life	7 years
Expected dividend yield	1.55%
Weighted average fair value of options granted (in dollars per share) | $ / shares	$ 3.32
May 2016 Stock Option Grants [Member] | Stock Option [Member] | Executive Officers [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock awards beneficiaries | ExecutiveOfficer	2
May 2016 Stock Option Grants [Member] | Stock Option [Member] | Chief Executive Officer, Executive Officers and Senior Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	7 years
Award annual vesting	14.28%
Term of award	10 years
Fair Value Assumptions [Abstract]
Risk free interest rate	1.70%
Expected volatility rate	0.32%
Expected life	7 years
Expected dividend yield	1.55%
Weighted average fair value of options granted (in dollars per share) | $ / shares	$ 3.59
May 2016 Stock Option Grants [Member] | Stock Option [Member] | Chief Executive Officer [Member]
Stock Options Outstanding [Roll Forward]
Granted (in shares)	92,261
May 2016 Restricted Stock Unit Grants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized (in shares)	105,442
May 2016 Restricted Stock Unit Grants [Member] | Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	5 years
Award annual vesting	20.00%
May 2016 Restricted Stock Unit Grants [Member] | Restricted Stock Units [Member] | Directors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock awards beneficiaries | Director	9
Options, Additional Disclosures [Abstract]
Granted (in shares)	31,635
May 2016 Restricted Stock Unit Grants [Member] | Restricted Stock Units [Member] | Senior Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock awards beneficiaries | SeniorOfficer	3
Fair Value Assumptions [Abstract]
Number of beneficiaries whose award vested upon retirement | SeniorOfficer	1
May 2016 Restricted Stock Unit Grants [Member] | Restricted Stock Units [Member] | Officers [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock awards beneficiaries | Officer	2
Options, Additional Disclosures [Abstract]
Granted (in shares)	8,436
May 2016 Restricted Stock Unit Grants [Member] | Restricted Stock Units [Member] | Executive Officers [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock awards beneficiaries | ExecutiveOfficer	2
May 2016 Restricted Stock Unit Grants [Member] | Restricted Stock Units [Member] | Chief Executive Officer, Executive Officers and Senior Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	7 years
Award annual vesting	14.28%
Options, Additional Disclosures [Abstract]
Granted (in shares)	46,570